Investment property - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Interseguro Compaa de Seguros SA [Member]
Disclosure of detailed information about investment property [line items]
Loss on sale of investment property		S/ 7,164,000
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period	20 years
Top of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period	25 years